Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
Subsequent Events

24. Subsequent Events

In January 2015, the Group entered a property purchase agreement with a total amount of RMB 168,930,000. The property will be used as offices by the Group. The commitment is payable within one year.

In March 2015, the Group and Baidu agreed to extend the strategic cooperation agreement for the exclusive rights for another nine months through December 2015 for consideration of RMB 75,000,000.

On March 18, 2015, the Company announced that its board of directors had authorized and approved the Company’s payment of a cash dividend of $0.15 per ordinary share ($0.15 per ADS). The cash dividend will be payable on or about May 15, 2015 to shareholders of record as of the close of business on April 10, 2015.

On March 18, 2015, Leju also announced that its board of directors has authorized and approved Leju’s payment of a cash dividend of $0.20 per ordinary share ($0.20 per ADS). The cash dividend will be payable on or about May 15, 2015 to Leju’s shareholders of record as of the close of business on April 10, 2015.

In April 2015, the Group entered into a binding agreement with Jupai to sell its real estate fund management services to Jupai (“Transaction”). The real estate fund management services are held by Scepter, a consolidated subsidiary 51% by the Group, with the remaining 49% owned by Reckon Capital Limited, a company incorporated in the British Virgin Islands (“Reckon Capital”) and majority owned and controlled by Mr. Xin Zhou. Pursuant to the agreement, the Group and Reckon Capital will transfer all of their respective equity interests in Scepter in exchange for Jupai’s issuance of ordinary shares equal to 20% of Jupai’s total post-issuance equity interest on a fully diluted basis upon completion of a proposed initial public offering of Jupai (“Proposed IPO”), without giving effect to shares issued in the Proposed IPO. In addition, the Series B Preferred Shares of Jupai currently held by the Group will be converted to ordinary shares upon the Proposed IPO. Immediately upon the closing of the Transaction and the conversion of Series B Preferred Shares, E-House will become the largest shareholder of Jupai with an approximately 37% equity interest in Jupai (without giving effect to the shares issued in the Proposed IPO).